UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

    CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03193
                                   ---------

                         FRANKLIN TAX-EXEMPT MONEY FUND
                         ------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         --------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    --------------

Date of fiscal year end: 7/31
                         ----

Date of reporting period: 1/31/08
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

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                                                    JANUARY 31, 2008
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     SEMIANNUAL REPORT AND SHAREHOLDER LETTER              TAX-FREE INCOME
--------------------------------------------------------------------------------

                                                    WANT TO RECEIVE
                                                    THIS DOCUMENT
                                                    FASTER VIA EMAIL?
                       FRANKLIN
                 TAX-EXEMPT MONEY FUND              Eligible shareholders can
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                                                    See inside for details.
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                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                               Franklin Templeton Investments

                               GAIN FROM OUR PERSPECTIVE(R)

                               Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE          Each of our portfolio management groups operates
                               autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                               FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                               TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                               MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION           Because our management groups work independently
                               and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST      At Franklin Templeton Investments, we seek to
                               consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]


Not part of the semiannual report

Contents

SHAREHOLDER LETTER .......................................................     1

SEMIANNUAL REPORT

Franklin Tax-Exempt Money Fund ...........................................     3

Performance Summary ......................................................     4

Your Fund's Expenses .....................................................     6

Financial Highlights and Statement of Investments ........................     8

Financial Statements .....................................................    15

Notes to Financial Statements ............................................    18

Shareholder Information ..................................................    23

--------------------------------------------------------------------------------

Shareholder Letter

Dear Shareholder:

During the six months ended January 31, 2008, the U.S. economy slowed. Tighter credit conditions, triggered by the U.S. subprime mortgage crisis, prompted the Federal Reserve Board (Fed) to cut the discount rate and the federal funds target rate five times. Over the six-month reporting period, the federal funds target rate fell from 5.25% to 3.00% as the Fed acted to help promote moderate growth over time and mitigate risks to economic activity. In an environment of high equity market volatility and cautious investor sentiment, the Standard & Poor's 500 Index (S&P 500) had a total return of -4.32%, the Dow Jones Industrial Average -3.06% and the NASDAQ Composite Index -5.83% for the six months under review. 1 As increasingly risk-averse investors fled poorer-performing assets for government bond markets, the 10-year Treasury yield fell during the period from 4.78% to 3.67%.

1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on the NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

--------------------------------------------------------------------------------

eDELIVERY DETAILS

Log in at franklintempleton.com and click on eDelivery. Shareholders who are registered at franklintempleton.com can receive these reports via email. Not all accounts are eligible for eDelivery.

-----------------------------------------------------
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
-----------------------------------------------------


                                           Not part of the semiannual report | 1

In the enclosed semiannual report for Franklin Tax-Exempt Money Fund, the portfolio manager discusses market conditions, investment management decisions and Fund performance during the period under review. You will also find performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices. As always, we recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is never more valuable than during a volatile market.

As a Franklin Tax-Exempt Money Fund shareholder, you continue to benefit from convenient, easy access to your money, and a high degree of credit safety. You can also enjoy a wide range of services, including check-writing privileges and access to your account at ATMs nationwide. 2 If you would like more information or more frequent updates, FRANKLINTEMPLETON.COM provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/ Charles B. Johnson

Charles B. Johnson, Jr.
Chairman
Franklin Tax-Exempt Money Fund

2. Check minimum of $500. A Franklin Templeton Cash Advantage Card is available for Franklin money fund accounts registered to one or more individuals. It is not available to accounts registered as UGMAs/UTMAs, certain trusts, retirement plans, accounts that require more than one signature, accounts with non-U.S. addresses (including U.S. territories), corporations, partnerships or other such legal entities. The Cash Advantage Card is a Platinum MasterCard(R) offered by Franklin Templeton Bank & Trust, F.S.B. to Fund shareholders. Others terms apply. For more information, please call Franklin Templeton Shareholder Services at 1-800/632-2301.

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF JANUARY 31, 2008. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


2 | Not part of the semiannual report

Semiannual Report

Franklin Tax-Exempt Money Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Tax-Exempt Money Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital. 1 The Fund invests at least 80% of its total assets in high-quality, short-term municipal securities free from federal income taxes, including the federal alternative minimum tax, as it seeks to maintain a stable $1.00 share price.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

This semiannual report for Franklin Tax-Exempt Money Fund covers the period ended January 31, 2008.

PERFORMANCE OVERVIEW

Short-term interest rates fell and money market portfolio yields declined during the period. Largely as a result, Franklin Tax-Exempt Money Fund's seven-day effective yield decreased from 2.93% at the beginning of the period to 2.15% on January 31, 2008.

ECONOMIC AND MARKET OVERVIEW

The pace of U.S. economic growth decelerated for the six-month period ended January 31, 2008, as fourth quarter gross domestic product grew at an estimated 0.6% annualized rate, down from 4.9% annualized in the third quarter. Although consumer spending and personal income continued to support the economy, signs of a slowdown became evident during the six months under review as a number of indicators reflected a housing market correction, financial market strains, and softening business and consumer spending, as well as upward inflation pressures from increasing food, energy and commodity prices, and a weaker dollar.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 9.


                                                           Semiannual Report | 3

PERFORMANCE SUMMARY
SYMBOL: FTMXX
1/31/08

--------------------------------------------------------------------------------
Seven-day effective yield 1                                                2.15%
--------------------------------------------------------------------------------
Seven-day annualized yield                                                 2.13%
--------------------------------------------------------------------------------
Taxable equivalent yield 2                                                 3.27%
--------------------------------------------------------------------------------

1. Seven-day effective yield assumes the compounding of daily dividends.

2. Taxable equivalent yield assumes the 2008 maximum regular federal income tax rate of 35.00%.

Annualized and effective yields are for the seven-day period ended 1/31/08. The Fund's average weighted maturity was 29 days. Yields reflect Fund expenses and fluctuations in interest rates on portfolio investments.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

Volatile oil prices reached a historical high in early January, topping $100 per barrel, before retreating to $92 by period-end. Core inflation, which excludes food and energy costs, rose modestly for the period, signaling that inflation risk remains. For January 2008, core inflation had a 12-month increase of 2.5%. 2 The Federal Reserve Board's (Fed's) preferred measure of inflation, the core personal consumption expenditures price index, reported a 12-month increase of 2.2%. 3

As investor uncertainty persisted, the Fed remained committed to act in an effort to restore normalcy to U.S. financial markets. After a broad-based international stock sell-off near the end of the reporting period, the Fed cut interest rates twice in January and brought the federal funds target rate to 3.0%. Likewise, President Bush and Congress hammered out the details of a $170 billion stimulus plan intended to boost the flagging U.S. economy.

Over the period, investors sought relative safety in short-term U.S. Treasuries, Treasury yields declined and the yield curve steepened. Short-term, two- and five-year yields declined significantly, with the two-year bill yielding 2.17% at the end of January, down from 4.56% six months earlier. The 10-year U.S. Treasury note ended January yielding 3.67%, compared with 4.78% at the beginning of the period.

INVESTMENT STRATEGY

We invest predominantly in high-quality, short-term municipal securities. Although the Fund tries to invest all of its assets in tax-free securities, it is possible, although not anticipated, that up to 20% of its assets may be in securities that pay taxable interest, including interest that may be subject to federal alternative minimum tax. We maintain a dollar-weighted average portfolio maturity of 90 days or less.

2. Source: Bureau of Labor Statistics.

3. Source: Bureau of Economic Analysis.


4 | Semiannual Report

MANAGER'S DISCUSSION

Short-term municipal bond yields declined during the reporting period, reflecting increased demand for high-quality, short-term instruments, and five reductions in the federal funds target rate by the Fed.

The Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, a benchmark for variable rate securities, which make up a large portion of Franklin Tax-Exempt Money Fund, averaged a rate of 3.45% for the period under review. 4

During the reporting period, the Fund participated in several new issues including Massachusetts Development Finance Agency tax-exempt commercial paper; New York City Metropolitan Transportation Authority tax-exempt commercial paper; and St. Louis, Missouri, Municipal Financing Corp. Leasehold Revenue bonds.

Thank you for your continued participation in Franklin Tax-Exempt Money Fund. We look forward to serving your future investment needs.

PORTFOLIO BREAKDOWN
1/31/08

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                     INVESTMENTS
--------------------------------------------------------------------------------
Variable Rate Notes                                                        83.4%
--------------------------------------------------------------------------------
Notes & Bonds                                                               8.2%
--------------------------------------------------------------------------------
Tax-Exempt Commercial Paper                                                 6.2%
--------------------------------------------------------------------------------
Put or Option Tender Bonds                                                  2.2%
--------------------------------------------------------------------------------

4. Source: Thomson Financial. The SIFMA Municipal Swap Index is a weekly high-grade market index composed of seven-day tax-exempt variable rate demand notes produced by the Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues based on several specific criteria.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JANUARY 31, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 5

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


6 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------------
                                               BEGINNING ACCOUNT    ENDING ACCOUNT     EXPENSES PAID DURING
                                                  VALUE 8/1/07       VALUE 1/31/08    PERIOD* 8/1/07-1/31/08
-------------------------------------------------------------------------------------------------------------
Actual                                               $1,000            $1,013.64              $3.85
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000            $1,021.32              $3.86
-------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month annualized expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


                                                           Semiannual Report | 7

Franklin Tax-Exempt Money Fund

FINANCIAL HIGHLIGHTS

                                                      ------------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                      JANUARY 31, 2008                    YEAR ENDED JULY 31,
                                                         (UNAUDITED)       2007          2006        2005        2004       2003
                                                      ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............      $    1.00       $    1.00    $    1.00   $    1.00   $    1.00   $    1.00
                                                      ------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ..........................          0.014           0.029        0.023       0.011       0.002       0.005
   Net realized and unrealized gains (losses) .....             --              -- c         -- c        --          --          --
                                                      ------------------------------------------------------------------------------
Total from investment operations ..................          0.014           0.029        0.023       0.011       0.002       0.005
                                                      ------------------------------------------------------------------------------
Less distributions from net investment income .....         (0.014)         (0.029)      (0.023)     (0.011)     (0.002)     (0.005)
                                                      ------------------------------------------------------------------------------
Net asset value, end of period ....................      $    1.00       $    1.00    $    1.00   $    1.00   $    1.00   $    1.00
                                                      ==============================================================================

Total return a ....................................           1.36%           2.89%        2.36%       1.11%       0.23%       0.53%

RATIOS TO AVERAGE NET ASSETS b
Expenses ..........................................           0.76%           0.77%        0.74%       0.73%       0.74%       0.76%
Net investment income .............................           2.72%           2.84%        2.32%       1.10%       0.24%       0.53%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .................      $ 200,894       $ 182,227    $ 183,282   $ 165,736   $ 179,372   $ 176,834

a Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

b     Ratios are annualized for periods less than one year.

c     Amount rounds to less than $0.001 per share.


8 | The accompanying notes are an integral part of these financial statements.
  | Semiannual Report

Franklin Tax-Exempt Money Fund

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL AMOUNT     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   INVESTMENTS 100.9%
   MUNICIPAL BONDS 100.9%
   ARIZONA 1.6%
 a Apache County IDA, IDR, Tucson Electric Power Co. Project, Springerville Project, Series C,
     Weekly VRDN and Put, 2.15%, 12/15/18 ........................................................     $ 1,000,000     $ 1,000,000
 a Arizona State University System Revenues, Series B, AMBAC Insured, Weekly VRDN and Put,
     2.55%, 7/01/34 ..............................................................................       1,300,000       1,300,000
 a Nanotechnology Research LLC Lease Revenue, Arizona State University Project, Series A,
     MBIA Insured, Weekly VRDN and Put, 3.25%, 3/01/34 ...........................................       1,000,000       1,000,000
                                                                                                                       -----------
                                                                                                                         3,300,000
                                                                                                                       -----------
   COLORADO 6.9%
 a Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federation
     Bond Program,
       Refunding, Series D-1, Daily VRDN and Put, 1.90%, 7/01/36 .................................       1,000,000       1,000,000
       Series A10, Daily VRDN and Put, 1.90%, 9/01/37 ............................................         700,000         700,000
 a Colorado Springs Utilities Revenue, sub. lien, Series A, Weekly VRDN and Put, 2.32%,
     11/01/29 ....................................................................................       5,200,000       5,200,000
 a Denver City and County COP,
       Refunding, AMBAC Insured, Weekly VRDN and Put, 2.70%, 12/01/29 ............................       4,000,000       4,000,000
       Wellington E. Webb, Refunding, Series C3, AMBAC Insured, Weekly VRDN and Put, 5.00%,
         12/01/29 ................................................................................       3,000,000       3,000,000
                                                                                                                       -----------
                                                                                                                        13,900,000
                                                                                                                       -----------
   FLORIDA 13.6%
 a Dade County Water and Sewer System Revenue, FGIC Insured, Weekly VRDN and Put, 3.65%,
     10/05/22 ....................................................................................       2,730,000       2,730,000
 a Florida Higher Education Facilities Financing Authority Revenue, St. Thomas University Project,
     Daily VRDN and Put, 1.80%, 1/01/19 ..........................................................       1,490,000       1,490,000
 a Jea Electric System Revenue, Refunding, Series Three A, CIFG Insured, Weekly VRDN and Put,
     2.12%, 10/01/36 .............................................................................       3,000,000       3,000,000
 a Jea Water and Sewer System Revenue, Refunding, Series B, XLCA Insured, Weekly VRDN and
     Put, 4.00%, 10/01/41 ........................................................................       5,100,000       5,100,000
 a Martin County IDA, IDR, YMCA Treasure Coast Project, Weekly VRDN and Put, 2.17%,
     10/01/16 ....................................................................................       1,100,000       1,100,000
 a Orange County School Board COP, Series B,
       AMBAC Insured, Daily VRDN and Put, 2.00%, 8/01/25 .........................................         700,000         700,000
       MBIA Insured, Daily VRDN and Put, 2.00%, 8/01/27 ..........................................         800,000         800,000
 a Orlando-Orange County Expressway Authority Revenue,
       Refunding, Series C1, FSA Insured, Weekly VRDN and Put, 2.42%, 7/01/25 ....................       3,400,000       3,400,000
       Sub Series A-1, AMBAC Insured, Weekly VRDN and Put, 3.82%, 7/01/40 ........................       4,300,000       4,300,000
   Palm Beach County Revenue, TECP, 2.62%, 4/03/08 ...............................................       2,500,000       2,500,000
 a Palm Beach County School Board COP, Series B, AMBAC Insured, Weekly VRDN and Put,
     3.85%, 8/01/29 ..............................................................................       2,100,000       2,100,000
                                                                                                                       -----------
                                                                                                                        27,220,000
                                                                                                                       -----------
   GEORGIA 6.4%
 a Atlanta Downtown Development Authority Revenue, Underground Atlanta Project, Refunding,
     AMBAC Insured, Weekly VRDN and Put, 2.63%, 10/01/16 .........................................         600,000         600,000
 a Fulco Hospital Authority Revenue, Anticipation Certificates, Shepherd Center Inc. Project,
     Refunding, Weekly VRDN and Put, 2.13%, 9/01/17 ..............................................       1,000,000       1,000,000


                                                           Semiannual Report | 9

Franklin Tax-Exempt Money Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL AMOUNT     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   GEORGIA (CONTINUED)
 a Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series B, Weekly VRDN and
     Put, 2.10%, 7/01/25 .........................................................................     $ 8,000,000     $ 8,000,000
 a Roswell Housing Authority MFR, Azalea Park Apartments, Refunding, FNMA Insured,
     Weekly VRDN and Put, 2.14%, 6/15/25 .........................................................       3,200,000       3,200,000
                                                                                                                       -----------
                                                                                                                        12,800,000
                                                                                                                       -----------
   HAWAII 0.5%
 a Hawaii State Department of Budget and Finance Special Purpose Revenue, Adventist Health
     System West, Weekly VRDN and Put, 2.13%, 3/01/08 ............................................       1,000,000       1,000,000
                                                                                                                       -----------
   ILLINOIS 1.6%
 a Illinois State Toll Highway Authority Toll Highway Priority Revenue, Refunding, Series B,
     MBIA Insured, Weekly VRDN and Put, 2.55%, 1/01/10 ...........................................       3,125,000       3,125,000
                                                                                                                       -----------
   IOWA 4.0%
   Iowa State School Cash Anticipation Program Revenue, Iowa School Corps., wts. Certificates,
       Series A, 4.50%, 6/27/08 ..................................................................       5,000,000       5,014,901
       Series B, 3.75%, 1/23/09 ..................................................................       3,000,000       3,031,369
                                                                                                                       -----------
                                                                                                                         8,046,270
                                                                                                                       -----------
   KENTUCKY 2.5%
 a Kentucky Development Finance Authority Revenue, Pooled Loan Program, Series A,
     FGIC Insured, Weekly VRDN and Put, 3.85%, 12/01/15 ..........................................       3,500,000       3,500,000
 a Shelby County Lease Revenue, Series A, Daily VRDN and Put, 1.90%, 9/01/34 .....................       1,500,000       1,500,000
                                                                                                                       -----------
                                                                                                                         5,000,000
                                                                                                                       -----------
   LOUISIANA 1.1%
 a Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project,
     First Stage, ACES, Refunding, Daily VRDN and Put, 2.00%, 9/01/17 ............................       2,155,000       2,155,000
                                                                                                                       -----------
   MARYLAND 1.0%
 a Community Development Administration MF Development Revenue, Avalon Ridge Apartments
     Project, Refunding, FNMA Insured, Weekly VRDN and Put, 2.24%, 6/15/26 .......................       2,100,000       2,100,000
                                                                                                                       -----------
   MASSACHUSETTS 9.2%
 a Massachusetts State GO, Refunding, Series B, Weekly VRDN and Put, 2.29%, 9/01/16 ..............       7,700,000       7,700,000
 a Massachusetts State Health and Educational Facilities Authority Revenue, Capital Asset Program,
     Series D, MBIA Insured, Daily VRDN and Put, 2.90%, 1/01/35 ..................................       1,100,000       1,100,000
   Massachusetts State School Building Authority Revenue, TECP, Series A, 2.81%, 3/12/08 .........       6,000,000       6,000,000
 a Massachusetts State Water Resources Authority Revenue, Multi-Modal, General, Refunding,
     Sub Series D, Daily VRDN and Put, 2.00%, 8/01/17 ............................................       3,650,000       3,650,000
                                                                                                                       -----------
                                                                                                                        18,450,000
                                                                                                                       -----------
MICHIGAN 2.4%

 a Detroit Sewage Disposal Revenue, senior lien, Series B, FSA Insured, Daily VRDN and Put,
     2.00%, 7/01/33 ..............................................................................         725,000         725,000
   Detroit Sewer Disposal System Revenue, second lien, Mandatory Put 7/10/08, Series E,
     FGIC Insured, 3.74%, 7/01/31 ................................................................       1,500,000       1,500,000


10 | Semiannual Report

Franklin Tax-Exempt Money Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   MICHIGAN (CONTINUED)
 a Michigan State University Revenues,
       General, Refunding, Series B, Weekly VRDN and Put, 2.30%, 2/15/26 ....................          $ 2,000,000     $  2,000,000
       Series A, Daily VRDN and Put, 2.00%, 8/15/32 .........................................              605,000          605,000
                                                                                                                       ------------
                                                                                                                          4,830,000
                                                                                                                       ------------
   MINNESOTA 2.3%
 a Brown County Purchase Revenue, Martin Luther College Project, Weekly VRDN and Put, 2.15%,
     9/01/24 ................................................................................            1,300,000        1,300,000
 a Minneapolis MFR, Seven Corners Apartments Project, Weekly VRDN and Put, 2.15%,
     11/01/31 ...............................................................................              250,000          250,000
 a Minneapolis Revenue, Adjusted Guthrie Theater Project, Series A, Weekly VRDN and Put,
     2.05%, 10/01/23 ........................................................................            3,000,000        3,000,000
                                                                                                                       ------------
                                                                                                                          4,550,000
                                                                                                                       ------------
   MISSOURI 2.6%
 a Missouri State Health and Educational Facilities Authority Educational Authority Revenue,
     St. Louis University, Refunding, Series A, MBIA Insured, Daily VRDN and Put, 4.50%,
       10/01/35 .............................................................................              300,000          300,000
 a Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
     SSM Health Care Corp., Refunding, Series C-1, FSA Insured, Daily VRDN and Put, 2.00%,
       6/01/19 ..............................................................................              300,000          300,000
   St. Louis General Fund Revenue, TRAN, 4.50%, 6/30/08 .....................................            3,500,000        3,510,370
   St. Louis Municipal Finance Corp. Leasehold Revenue, Civil Courts Building Project,
     Refunding, Series A, FSA Insured, 5.00%, 8/01/08 .......................................            1,055,000        1,063,295
                                                                                                                       ------------
                                                                                                                          5,173,665
                                                                                                                       ------------
   NEVADA 0.5%
 a Las Vegas Valley Water District GO, Water Improvement, Series C, Daily VRDN and Put,
     2.00%, 6/01/36 .........................................................................            1,000,000        1,000,000
                                                                                                                       ------------
   NEW HAMPSHIRE 1.4%
 a New Hampshire Health and Educational Facilities Authority Revenue, Dartmouth College,
     Refunding, Series B, Daily VRDN and Put, 1.90%, 6/01/41 ................................            2,900,000        2,900,000
                                                                                                                       ------------
   NEW JERSEY 3.9%
 a New Jersey EDA School Revenue, School Facilities Construction, Sub Series R-3, Daily VRDN
     and Put, 1.75%, 9/01/31 ................................................................            2,800,000        2,800,000
 a New Jersey Sports and Exposition Revenue, Series C, MBIA Insured, Weekly VRDN and Put,
     3.04%, 9/01/24 .........................................................................            2,500,000        2,500,000
 a New Jersey State Turnpike Authority Turnpike Revenue, Series C-2, FSA Insured, Weekly VRDN
     and Put, 2.00%, 1/01/24 ................................................................            2,500,000        2,500,000
                                                                                                                       ------------
                                                                                                                          7,800,000
                                                                                                                       ------------
   NEW MEXICO 0.8%
 a Farmington PCR, Arizona Public Service Co., Refunding, Series B, Daily VRDN and Put,
   2.00%, 9/01/24 ...........................................................................            1,500,000        1,500,000
                                                                                                                       ------------


                                                          Semiannual Report | 11

Franklin Tax-Exempt Money Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL AMOUNT     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   NEW YORK 4.6%
 a Long Island Power Authority, Electric System Revenue, Series 7 Sub Series-7-B, Weekly VRDN
     and Put, MBIA Insured, 2.60%, 4/01/25 ......................................................      $ 3,000,000     $  3,000,000
 a Monroe County IDA Civic Facility Revenue, St. John Fisher College Project, Radian Insured,
     Weekly VRDN and Put, 5.00%, 6/01/34 ........................................................        1,700,000        1,700,000
   MTA Transportation Facilities Revenue, TECP, 3.05%, 8/12/08 ..................................        4,000,000        4,000,000
 a New York City Trust for Cultural Resources Revenue, Manhattan School of Music, Radian Insured,
     Weekly VRDN and Put, 6.50%, 10/01/29 .......................................................          500,000          500,000
                                                                                                                       ------------
                                                                                                                          9,200,000
                                                                                                                       ------------
   NORTH CAROLINA 4.7%
 a North Carolina Eastern Municipal Power Agency Power System Revenue, Refunding,
     MBIA Insured, Weekly VRDN and Put, 3.40%, 1/01/24 ..........................................        5,300,000        5,300,000
 a North Carolina State GO, Public Improvement, Series D, Weekly VRDN and Put, 2.16%,
     5/01/21 ....................................................................................        4,135,000        4,135,000
                                                                                                                       ------------
                                                                                                                          9,435,000
                                                                                                                       ------------
   OHIO 1.5%
 a Ohio State Water Development Authority Pollution Control Facilities Revenue, First Energy
     General Corp., Refunding, Series A, Daily VRDN and Put, 1.90%, 5/15/19 .....................        3,000,000        3,000,000
                                                                                                                       ------------
   OREGON 2.9%
   Deschutes County Administrative School District No. 1 GO, FGIC Insured, 4.50%, 6/15/08 .......        3,000,000        3,008,605
 a Oregon State GO, Series 73F, Weekly VRDN and Put, 2.00%, 12/01/17 ............................        2,900,000        2,900,000
                                                                                                                       ------------
                                                                                                                          5,908,605
                                                                                                                       ------------
   PENNSYLVANIA 10.3%
 a Chester County IDAR, Refunding, Daily VRDN and Put, 2.05%, 7/01/31 ...........................          400,000          400,000
 a Delaware Valley Regional Finance Authority Local Government Revenue,
       Series A, Weekly VRDN and Put, 2.08%, 12/01/18 ...........................................        1,000,000        1,000,000
       Series A, Weekly VRDN and Put, 2.08%, 12/01/20 ...........................................        2,100,000        2,100,000
       Series C, Weekly VRDN and Put, 2.08%, 12/01/20 ...........................................          700,000          700,000
       Series D, Weekly VRDN and Put, 2.06%, 12/01/20 ...........................................        3,100,000        3,100,000
 a Emmaus General Authority Revenue,
       FSA Insured, Weekly VRDN and Put, 2.15%, 12/01/28 ........................................        4,500,000        4,500,000
       Local Government, Series F-19, Weekly VRDN and Put, 2.03%, 3/01/24 .......................          850,000          850,000
       Sub Series G-19, Weekly VRDN and Put, 2.03%, 3/01/24 .....................................        1,400,000        1,400,000
 a Erie Higher Education Building Authority College Revenue, Gannon University Project, Series F,
     Weekly VRDN and Put, 2.17%, 7/01/13 ........................................................        3,700,000        3,700,000
 a Upper Dauphin IDAR, United Church Christ Homes, Weekly VRDN and Put, 2.20%,
     12/01/26 ...................................................................................        2,900,000        2,900,000
                                                                                                                       ------------
                                                                                                                         20,650,000
                                                                                                                       ------------
TENNESSEE 5.7%
 a Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN and
     Put, 1.90%,
       7/01/31 ..................................................................................          100,000          100,000
       11/01/35 .................................................................................        1,745,000        1,745,000


12 | Semiannual Report

Franklin Tax-Exempt Money Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL AMOUNT     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   TENNESSEE (CONTINUED)
 a Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool,
       Daily VRDN and Put, 1.90%, 4/01/32 ....................................................        $   1,780,000    $  1,780,000
       Daily VRDN and Put, 1.90%, 7/01/34 ....................................................            5,885,000       5,885,000
       Weekly VRDN and Put, 2.15%, 11/01/27 ..................................................            2,000,000       2,000,000
                                                                                                                       ------------
                                                                                                                         11,510,000
                                                                                                                       ------------
   TEXAS 3.6%
 a Bexar County HFA, MFR, Altamonte Apartments Project, Refunding, FNMA Insured,
     Weekly VRDN and Put, 2.15%, 9/15/26 .....................................................            5,100,000       5,100,011
   Denton ISD, GO, Mandatory Put 8/15/08, Series B, 3.75%, 8/15/21 ...........................            1,200,000       1,200,000
 a University of Texas University Revenues, Financing System, Refunding, Series B, Weekly VRDN
     and Put, 2.25%, 8/01/33 .................................................................            1,000,000       1,000,000
                                                                                                                       ------------
                                                                                                                          7,300,011
                                                                                                                       ------------
   UTAH 2.1%
 a Utah Transit Authority Sales Tax Revenue,
       Sub Series A, Daily VRDN and Put, 1.86%, 6/15/36 ......................................            1,200,000       1,200,000
       Subordinated, Series B, Daily VRDN and Put, 1.80%, 6/15/36 ............................            3,100,000       3,100,000
                                                                                                                       ------------
                                                                                                                          4,300,000
                                                                                                                       ------------
   WASHINGTON 1.7%
 a Snohomish County PUD No. 001 Generation System Revenue, Refunding, Series A-1,
     FSA Insured, Weekly VRDN and Put, 2.11%, 12/01/19 .......................................            3,470,000       3,470,000
                                                                                                                       ------------
   U.S. TERRITORY 1.5%
   PUERTO RICO 1.5%
   Puerto Rico Commonwealth GO, Public Improvement, Mandatory Put 7/01/08, Refunding,
     Series C, MBIA Insured, 5.00%, 7/01/28 ..................................................            3,000,000       3,019,789
                                                                                                                       ------------
   TOTAL INVESTMENTS (COST $202,643,340) 100.9% ..............................................                          202,643,340
   OTHER ASSETS, LESS LIABILITIES (0.9)% .....................................................                           (1,748,962)
                                                                                                                       ------------
   NET ASSETS 100.0% .........................................................................                         $200,894,378
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 14.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 13

Franklin Tax-Exempt Money Fund

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

ACES  - Adjustable Convertible Exempt Security
AMBAC - American Municipal Bond Assurance Corp.
CIFG  - CDC IXIS Financial Guaranty
COP   - Certificate of Participation
EDA   - Economic Development Authority
FGIC  - Financial Guaranty Insurance Co.
FNMA  - Federal National Mortgage Association
FSA   - Financial Security Assurance Inc.
GO    - General Obligation
HFA   - Housing Finance Authority/Agency
IDA   - Industrial Development Authority/Agency
IDAR  - Industrial Development Authority Revenue
IDR   - Industrial Development Revenue
ISD   - Independent School District
MBIA  - Municipal Bond Investors Assurance Corp.
MF    - Multi-Family
MFR   - Multi-Family Revenue
MTA   - Metropolitan Transit Authority
PBA   - Public Building Authority
PCR   - Pollution Control Revenue
PUD   - Public Utility District
TECP  - Tax-Exempt Commercial Paper
TRAN  - Tax and Revenue Anticipation Note
XLCA  - XL Capital Assurance


14 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Tax-Exempt Money Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2008 (unaudited)

Assets:
   Investments in securities, at amortized cost .............    $ 202,643,340
   Cash .....................................................          835,623
   Receivables:
     Investment securities sold .............................        1,002,764
     Capital shares sold ....................................          156,176
     Interest ...............................................          872,142
                                                                 -------------
       Total assets .........................................      205,510,045
                                                                 -------------
Liabilities:
   Payables:
     Capital shares redeemed ................................        4,494,705
     Affiliates .............................................          107,245
   Accrued expenses and other liabilities ...................           13,717
                                                                 -------------
       Total liabilities ....................................        4,615,667
                                                                 -------------
         Net assets, at value ...............................    $ 200,894,378
                                                                 =============
Net assets consist of:
   Paid-in capital ..........................................    $ 200,959,686
   Accumulated net realized gain (loss) .....................          (65,308)
                                                                 -------------
         Net assets, at value ...............................    $ 200,894,378
                                                                 =============
Shares outstanding ..........................................      200,956,695
                                                                 =============
Net asset value per share a .................................    $        1.00
                                                                 =============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 15

Franklin Tax-Exempt Money Fund

STATEMENT OF OPERATIONS
for the six months ended January 31, 2008 (unaudited)

Investment income:
   Interest ......................................................................................................   $   3,434,023
                                                                                                                     -------------
Expenses:
   Management fees (Note 3a) .....................................................................................         556,532
   Transfer agent fees (Note 3d) .................................................................................         101,000
   Custodian fees ................................................................................................           1,432
   Reports to shareholders .......................................................................................          14,271
   Registration and filing fees ..................................................................................          37,767
   Professional fees .............................................................................................          12,833
   Trustees' fees and expenses ...................................................................................           4,339
   Other .........................................................................................................          19,671
                                                                                                                     -------------
      Total expenses .............................................................................................         747,845
                                                                                                                     -------------
         Net investment income ...................................................................................       2,686,178
                                                                                                                     -------------
Net increase (decrease) in net assets resulting from operations ..................................................   $   2,686,178
                                                                                                                     =============


16 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Tax-Exempt Money Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  ---------------------------------
                                                                                                  SIX MONTHS ENDED
                                                                                                  JANUARY 31, 2008     YEAR ENDED
                                                                                                    (UNAUDITED)      JULY 31, 2007
                                                                                                  ---------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ...................................................................   $      2,686,178   $   5,113,277
      Net realized gain (loss) from investments ...............................................                 --            (393)
                                                                                                  ---------------------------------
         Net increase (decrease) in net assets resulting from operations ......................          2,686,178       5,112,884
                                                                                                  ---------------------------------
   Distributions to shareholders from net investment income ...................................         (2,686,178)     (5,107,950)
   Capital share transactions (Note 2) ........................................................         18,667,160      (1,059,859)
                                                                                                  ---------------------------------
         Net increase (decrease) in net assets ................................................         18,667,160      (1,054,925)
Net assets (there is no undistributed net investment income at the beginning or end of period):
   Beginning of period ........................................................................        182,227,218     183,282,143
                                                                                                  ---------------------------------
   End of period ..............................................................................   $    200,894,378   $ 182,227,218
                                                                                                  =================================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 17

Franklin Tax-Exempt Money Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Exempt Money Fund (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company, consisting of one fund, the Franklin Tax-Exempt Money Fund
(Fund).

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Fund's Board of Trustees.

B. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its income and net realized gains.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and directors are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain


18 | Semiannual Report

Franklin Tax-Exempt Money Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. GUARANTEES AND INDEMNIFICATIONS (CONTINUED)

general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. CAPITAL STOCK

At January 31, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                                   ---------------------------------
                                                                   SIX MONTHS ENDED    YEAR ENDED
                                                                   JANUARY 31, 2008   JULY 31, 2007
                                                                   ---------------------------------
Shares sold ....................................................   $    230,580,060   $ 203,756,462
Shares issued in reinvestment of distributions .................          2,658,254       5,116,096
Shares redeemed ................................................       (214,571,154)   (209,932,417)
                                                                   ---------------------------------
Net increase (decrease) ........................................   $     18,667,160   $  (1,059,859)
                                                                   =================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

--------------------------------------------------------------------------------
SUBSIDIARY                                               AFFILIATION
--------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                       Investment manager
Franklin Templeton Services, LLC (FT Services)           Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)     Principal underwriter
Franklin Templeton Investor Services, LLC (Investor
   Services)                                             Transfer agent

A. MANAGEMENT FEES

Effective January 1, 2008, the Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE     NET ASSETS
--------------------------------------------------------------------------------
       0.625%           Up to and including $100 million
       0.500%           Over $100 million, up to and including $250 million
       0.450%           Over $250 million, up to and including $7.5 billion
       0.440%           Over $7.5 billion, up to and including $10 billion
       0.430%           Over $10 billion, up to and including $12.5 billion
       0.420%           Over $12.5 billion, up to and including $15 billion
       0.400%           Over $15 billion, up to and including $17.5 billion
       0.380%           Over $17.5 billion, up to and including $20 billion
       0.360%           In excess of $20 billion


                                                          Semiannual Report | 19

Franklin Tax-Exempt Money Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES (CONTINUED)

Prior to January 1, 2008, the Fund paid fees to Advisers based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE     NET ASSETS
--------------------------------------------------------------------------------
       0.625%           Up to and including $100 million
       0.500%           Over $100 million, up to and including $250 million
       0.450%           Over $250 million, up to and including $10 billion
       0.440%           Over $10 billion, up to and including $12.5 billion
       0.420%           Over $12.5 billion, up to and including $15 billion
       0.400%           Over $15 billion, up to and including $17.5 billion
       0.380%           Over $17.5 billion, up to and including $20 billion
       0.360%           In excess of $20 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Contingent deferred sales charges retained .............   $1,369

D. TRANSFER AGENT FEES

For the period ended January 31, 2008, the Fund paid transfer agent fees of $101,000, of which $51,473 was retained by Investor Services.

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At July 31, 2007, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
   2008 ..............................................   $  8,419
   2009 ..............................................     26,572
   2012 ..............................................     17,134
   2013 ..............................................        932
   2014 ..............................................        282
   2015 ..............................................     11,574
                                                         --------
                                                         $ 64,913
                                                         ========


20 | Semiannual Report

Franklin Tax-Exempt Money Fund

4. INCOME TAXES (CONTINUED)

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At July 31, 2007, the Fund deferred realized capital losses of $393.

At January 31, 2008, the cost of investments for book and income tax purposes was the same.

5. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (SEC), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares (marketing support), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the Company), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.

6. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (FIN 48), on January 31, 2008. FIN 48 clarifies the accounting for uncertainty in tax


                                                          Semiannual Report | 21

Franklin Tax-Exempt Money Fund

6. NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has reviewed the tax positions for each of the three open tax years as of July 31, 2007 and has determined that the implementation of FIN 48 did not have a material impact on the Fund's financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


22 | Semiannual Report

Franklin Tax-Exempt Money Fund

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 23

                      This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Growth Opportunities Fund 2
Franklin Small Cap Growth Fund II 3
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 4
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Focused Core Equity Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 5
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 5
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund
Templeton Income Fund
Templeton International Bond Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

2. Effective 11/1/07, Franklin Aggressive Growth Fund changed its name to Franklin Growth Opportunities Fund. The fund's investment goal and strategy remained the same.

3. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


12/07                                          Not part of the semiannual report

     [LOGO](R)
FRANKLIN TEMPLETON   One Franklin Parkway
   INVESTMENTS       San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN TAX-EXEMPT
MONEY FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to and from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


114 S2008 03/08

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND
PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES. (A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura
F. Fergerson, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-EXEMPT MONEY FUND

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  March 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  March 27, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  March 27, 2008